Common Stock Equivalents (Details 2) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended
	Jun. 28, 2013	Jan. 11, 2013	Sep. 30, 2013	Dec. 31, 2012 Compensation options [Member]	Dec. 31, 2012 Compensation options [Member] Minimum [Member]	Dec. 31, 2012 Compensation options [Member] Maximum [Member]	Dec. 31, 2012 Compensation warrants [Member]	Dec. 31, 2012 Compensation warrants [Member] Minimum [Member]	Dec. 31, 2012 Compensation warrants [Member] Maximum [Member]
Summary of fair value of warrants grant date was estimated using a Black-Scholes valuation model
Strike Price					$ 1.46	$ 1.61		$ 1.00	$ 1.75
Historical Volatility		760.00%		264.00%				258.00%	488.00%
Discount rate		0.43%		0.42%				0.21%	2.11%
Expected life (in years)	3 years 6 months	3 years 6 months	3 years	3 years 5 months 19 days				2 years 9 months 14 days	3 years
Dividend yield	0.00%	0.00%	0.00%	0.00%			0.00%